Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	12 Months Ended
Dec. 31, 2025
Shareholder Remuneration System And Earnings Per Share [Abstract]
Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share
a) Distribution of Banco Santander's profit and shareholder remuneration scheme
The distribution of the Bank's current annual results that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	3,520
Dividend paid at 31 DecemberA	1,699
Complementary dividendB	1,821
To voluntary reservesC	7,593
Net profit for the year	11,113
A.Total amount paid as interim dividend, at the rate of EUR 11.5 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
B.Fixed complementary dividend of EUR 12.5 gross cents per eligible share, payable in cash as from 5 May 2026. The total amount has been estimated on the assumption that, as a result of the partial implementation of the buyback program announced on February 3, 2026, the number of the Bank's outstanding shares eligible for the dividend will be 14,568,470,446 and that, as envisaged, the capital increase submitted to the 2026 general meeting under item 6.C of the agenda will not be executed before 5 May 2026. Therefore, the total amount of the complementary dividend may be lower if more shares than initially envisaged are acquired under the buy-back programme, or higher if fewer shares are acquired under the buy-back programme or if the capital increase submitted to this general meeting under item 6.C of the agenda is executed before 5 May 2026.
C.Estimated amount corresponding to a complementary dividend of EUR 1,821,058,805.75. To be increased or reduced by the same amount by which the total amount of the final dividend is lower or higher, respectively, than its estimated amount.

The transcribed proposal comprises the part of the 2025 shareholder remuneration policy that is implemented through cash dividends (the interim dividend paid in November 2025 of EUR 11.5 cents per share with dividend entitlement, approved by the board of directors on September 30, 2025, and the complementary dividend expected to be paid as of 5 May 2026, of EUR 12.5 cents per share with the dividend entitlement, proposed by the board of directors on 24 February 2026, and therefore subject to approval by the general meeting).
The remuneration policy also provides for shareholder remuneration through the implementation of share buyback programmes, to which an amount equivalent to 25% of the Group’s underlying profit will be allocated. The first programme charged to 2025 results, amounting to approximately amount of EUR 1,700 million, was completed between August 2025 and December 2025. In addition, in 2025 Banco Santander announced its objective of allocating at least EUR 10,000 million to share buybacks in respect of 2025 and 2026 results and expected excess capital. As part of this objective, on 4 February 2026 a second buyback programme was launched for a maximum total amount of EUR 5,030 million, of which EUR 1,830 million corresponds to an amount equivalent to c.25% of the Group’s underlying profit in the second half of 2025, and the remaining EUR 3,200 million corresponds to c.50% of the capital released following completion of the sale of the 49% stake in Santander Bank Polska. A capital reduction resolution is also being submitted to the general meeting to enable the cancellation of the treasury shares acquired under this second buyback programme.
The accounting statement, prepared by the Bank pursuant to legal requirements, evidencing the existence of sufficient liquidity for the payment of the interim dividend on the date and for the amount mentioned above, was as follows:

EUR million
31 August 2025
Profit before taxes	6,193
Tax expense	635
Dividends paid in cash	—
Distributable maximum amount	5,558
Available liquidity	96,923
Finally, and although it does not form part of the remuneration charged to the 2025 financial year, it is hereby stated that, in execution of the resolution of the general meeting held on 4 April 2025, on 2 May 2025 the Bank paid a final cash dividend of EUR 11 cents per share charged to the results of the 2024 financial year. Finally, also charged to the results of 2024, the Bank implemented two repurchase programs. The first of them for a maximum amount of EUR 1,525 million, was completed in December 2024, and the second, for a maximum amount of EUR 1,587 million, was completed in June 2025.
b) Earnings/loss per share from continuing and discontinued operations
i. Basic earnings / loss per share
Basic earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares (PPCC) recognised in equity and the capital perpetual preference shares (PPCA) (see note 23), if applicable, by the weighted average number of ordinary shares outstanding during that period, excluding the average number of own shares held through that period.
Accordingly:

	2025	2024	2023
Profit (Loss) attributable to the Parent (EUR million)	14,101	12,574	11,076
Remuneration of PPCC and PPCA (EUR million) (note 23)	(622)	(620)	(492)
	13,479	11,954	10,584
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	962	822	717
Profit (Loss) from continuing operations (non-controlling interest and PPCC and PPCA net) (EUR million)	12,517	11,132	9,867
Weighted average number of shares outstanding	14,890,304,840	15,497,607,269	16,172,084,714
Basic earnings (Loss) per share (euros)	0.905	0.771	0.654
Of which, from discounted operations (euros)	0.065	0.053	0.044
Basic earnings (Loss) per share from continuing operations (euros)	0.840	0.718	0.610
ii. Diluted earnings / loss per share
Diluted earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (PPCC) recognised in equity and the capital perpetual preference shares (PPCA) (see note 23), by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt securities).
Accordingly, diluted earnings/loss per share were determined as follows:

	2025	2024	2023
Profit (Loss) attributable to the Parent (EUR million)	14,101	12,574	11,076
Remuneration of PPCC and PPCA (EUR million) (Note 23)	(622)	(620)	(492)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	13,479	11,954	10,584
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	962	822	717
Profit (Loss) from continuing operations (net of non-controlling interests and PPCC and PPCA) (EUR million)	12,517	11,132	9,867
Weighted average number of shares outstanding	14,890,304,840	15,497,607,269	16,172,084,714
Dilutive effect of options/rights on shares	85,269,647	70,110,570	75,180,407
Adjusted number of shares	14,975,574,487	15,567,717,839	16,247,265,121
Diluted earnings (Loss) per share (euros)	0.900	0.768	0.651
Of which, from discounted operations (euros)	0.064	0.053	0.044
Diluted earnings (Loss) per share from continuing operations (euros)	0.836	0.715	0.607